Significant accounting policies: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Significant accounting policies
Foreign exchange loss (gain)	$ (2,053)	$ 1,185	$ 3,289
Income from investment accounted for by the equity method	(14,458)	(16,190)	(8,627)
Current deferred income tax assets	5,654	7,183
Restated
Significant accounting policies
Foreign exchange loss (gain)	(17)		(588)
Income from investment accounted for by the equity method	(12,958)		(7,785)
Deferred income taxes non-current	(5,075)
Current deferred income tax assets	(793)
Accounting Standards Update 2009-17 | Restated
Significant accounting policies
Foreign exchange loss (gain)	2,040		1,042
Income from investment accounted for by the equity method	(2,040)		(1,042)
Deferred income taxes non-current	(5,639)
Current deferred income tax assets	$ 5,639